Property and Equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property and equipment
8	Property and equipment

	12/31/2023
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and tools	Work of arts and others	Total
Cost
At January 1, 2023	11,782	47,824	7,113	10,241	873	77,833
Acquisitions, net of disposals	1,076	2,574	521	496	(82)	4,585
Foreign Exchange variations of property and equipment abroad	—	(1,435)	—	(412)	—	(1,847)

At December 31, 2023	12,858	48,963	7,634	10,325	791	80,571

Accumulated depreciation At January 1, 2023	(8,473)	(42,188)	(5,707)	(9,514)	—	(65,882)
Depreciation	(830)	(2,447)	(421)	(229)	—	(3,927)
Foreign Exchange variations of property and equipment abroad		1,430	—	399	—	1,829

At December 31, 2023	(9,303)	(43,205)	(6,128)	(9,344)	—	(67,980)

Net book value
At January 1, 2023	3,309	5,636	1,406	727	873	11,951

At December 31, 2023	3,555	5,758	1,506	981	791	12,591

Annual depreciation rate - %	10	From 10 to 20	20	10	—	—

	12/31/2022
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and tools	Work of arts and others	Total
Cost
At January 1, 2022	11,620	49,024	6,379	10,532	789	78,344
Aquisitions	143	183	586	103	84	1,099
Assets recognized as a result of SPS acquisition	19	—	148	3	—	170
Foreign Exchange variations of property and equipment abroad	—	(1,383)	—	(397)	—	(1,780)

At December 31, 2022	11,782	47,824	7,113	10,241	873	77,833

Accumulated depreciation At January 1, 2022	(7,644)	(41,389)	(5,323)	(9,694)	—	(64,050)
Depreciation	(829)	(2,166)	(384)	(199)	—	(3,578)
Foreign Exchange variations of property and equipment abroad	—	1,367	—	379	—	1,746

At December 31, 2022	(8,473)	(42,188)	(5,707)	(9,514)	—	(65,882)

Net book value
At January 1, 2022	3,976	7,635	1,056	838	789	14,294

At December 31, 2022	3,309	5,636	1,406	727	873	11,951

Annual depreciation rate - %	10	From 10 to 20	20	10	—	—